UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:           811-21178

                         BlackRock Insured Municipal Income Trust
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Insured Municipal Income Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:           888-825-2257

Date of fiscal year end:           August 31, 2006

Date of reporting period:           May 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MAY 31, 2006

BlackRock Insured Municipal Income Trust (BYM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—152.3%
			Alabama—1.8%
			Birmingham Wtr. Wks. & Swr. Brd. RB,
AAA	$ 1,140		Ser. A, 4.50%, 1/01/35, FSA	01/16 @ 100	$ 1,099,108
AAA	3,705		Ser. A, 5.00%, 1/01/40, FSA	01/16 @ 100	3,792,623
AAA	2,180		Ser. A, 5.00%, 1/01/43, FSA	01/16 @ 100	2,228,178

					7,119,909

			California—36.5%
			California St. GO,
AAA	5,000		5.00%, 2/01/32, MBIA	08/13 @ 100	5,114,350
AAA	5,000		5.00%, 3/01/33	03/15 @ 100	5,113,350
A	14,000	[3]	Dept. of Wtr. Res., Pwr. Sply. RB, Ser. A, 5.375%, 5/01/12	N/A	15,346,100
			Golden St. Tobacco Sec. Corp. RB,
AAA	10,000		Ser. A, 5.00%, 6/01/35, FGIC	06/15 @ 100	10,220,000
BBB	6,500		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	7,209,475
BBB	14,500		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	16,189,395
AAA	12,100	[3]	Infrastructure & Econ. Dev. RB, Bay Area Toll Brdgs. Proj., Ser. A, 5.00%, 1/01/28, AMBAC	N/A	12,981,485
AAA	17,500		Met. Wtr. Dist. So. California RB, Ser. B-1, 5.00%, 10/01/33, FGIC	10/13 @ 100	17,984,575
AAA	15,000		San Francisco City & Cnty. Pub. Utils. Comm. Wtr. RB, Ser. A, 5.00%, 11/01/31, FSA	11/11 @ 100	15,420,900
AAA	53,000		San Joaquin Hills Transp. Corridor Agcy. Toll Rd. RB, Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	15,568,750
			Univ. of California RB,
AAA	10,000		Ser. C, 4.75%, 5/15/37, MBIA	05/13 @ 101	9,919,600
AAA	3,330		Ser. G, 4.75%, 5/15/31, MBIA	05/13 @ 101	3,325,071
AAA	10,910		Ser. O, 5.00%, 9/01/28, FGIC	09/10 @ 101	11,271,994

					145,665,045

			District of Columbia—2.6%
BBB	9,500		Tobacco Settlement Financing Corp. RB, 6.75%, 5/15/40	05/11 @ 101	10,239,290

			Florida—3.0%
AAA	1,880		JEA Wtr. & Swr. Sys. RB, Ser. A, 4.75%, 10/01/36, MBIA	04/11 @ 100	1,856,068
AAA	25,520		Miami Dade Cnty. RB, Cap. Apprec. Proj., Ser. A, Zero Coupon, 10/01/38, MBIA	10/15 @ 30.363	4,734,981
AAA	5,485		Orange Cnty. Tourist Dev. Tax RB, 4.75%, 10/01/32	10/16 @ 100	5,476,443

					12,067,492

			Georgia—4.4%
AAA	2,500		Atlanta Arpt. Passenger Fac. RB, Ser. J, 5.00%, 1/01/34, FSA	01/15 @ 100	2,562,975
			Atlanta Wtr. & Wstwtr. RB,
AAA	2,000		5.00%, 11/01/34, FSA	11/14 @ 100	2,050,960
AAA	3,235		5.00%, 11/01/37, FSA	11/14 @ 100	3,308,370
AAA	9,555		Ser. A, 5.00%, 11/01/38, FGIC	05/09 @ 101	9,804,099

					17,726,404

			Illinois—16.3%
			Chicago GO,
AAA	13,000		Ser. A, 5.00%, 1/01/34, FSA	01/14 @ 100	13,278,850
AAA	7,000		Ser. A, 5.00%, 1/01/34, MBIA	01/13 @ 100	7,149,030
AAA	11,550	[3]	Chicago Spec. Transp. RB, 5.25%, 1/01/27, AMBAC	01/11 @ 101	12,135,354
			Met. Pier & Exposition Auth. Ded. St. Tax RB, McCormick Place Expansion Proj.,
AAA	24,010		Ser. A, 5.00%, 12/15/28, MBIA	06/12 @ 101	24,682,520
AAA	15,000		Ser. B, Zero Coupon, 6/15/28, MBIA	No Opt. Call	5,242,200
AAA	2,400	[4]	O’Hare Intl. Arpt. RB, Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	2,455,344

					64,943,298

			Indiana—1.1%
AAA	4,725		Mun. Pwr. Sply. Sys. RB, Ser. A, 4.50%, 1/01/32, AMBAC	01/16 @ 100	4,510,627

			Louisiana—3.4%
AAA	13,250		St. Gas & Fuels Tax RB, Ser. A, 5.00%, 5/01/35, FGIC	05/15 @ 100	13,555,280

			Massachusetts—7.6%
AA	5,985		St. Wtr. Res. Auth. Gen. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	6,133,188
AAA	24,000		Tpke. Auth. Met. Hwy. Sys. RB, Ser. A, 5.00%, 1/01/39, AMBAC	01/09 @ 101	24,359,520

					30,492,708

			Minnesota—1.3%
AAA	5,000		St. Paul Met. Arpt. Comm. RB, 5.00%, 1/01/35, AMBAC	01/15 @ 100	5,118,850

BlackRock Insured Municipal Income Trust (BYM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Missouri—1.3%
AAA	$ 5,500		Joint Mun. Elec. Util. Comm. RB, Plum Point Proj., 4.60%, 1/01/36, MBIA	01/16 @ 100	$ 5,386,590

			Nebraska—1.0%
AA	4,280		Omaha Pub. Pwr. Dist. Elec. Sys. RB, Ser. A, 4.75%, 2/01/44	02/14 @ 100	4,177,066

			Nevada—7.2%
AAA	6,000	[3]	Reno RB, Transp. Proj., 5.125%, 6/01/12, AMBAC	N/A	6,412,320
			Truckee Meadows Wtr. Auth. RB,
AAA	10,000		Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	10,228,700
AAA	6,500		Ser. A, 5.125%, 7/01/30, FSA	07/11 @ 100	6,702,995
AAA	5,000	[3]	Ser. A, 5.25%, 7/01/11, FSA	N/A	5,343,350

					28,687,365

			New York—8.0%
AAA	2,980		Convention Ctr. Dev. RB, Hotel Unit Fee Secured, 5.00%, 11/15/44, AMBAC	11/15 @ 100	3,056,616
			New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. RB,
AAA	10,650		Ser. B, 5.00%, 6/15/36, FSA	12/14 @ 100	10,977,914
AAA	7,305		Ser. C, 5.00%, 6/15/35, AMBAC	06/14 @ 100	7,518,963
AAA	10,000		New York City Trust Cultural Recs. RB, American Museum of Natural History Proj., Ser. A,
			5.00%, 7/01/44, MBIA	07/14 @ 100	10,239,700

					31,793,193

			Ohio—4.5%
AAA	12,280		Air Qual. Dev. Auth. RB, 4.80%, 1/01/34, FGIC	07/15 @ 100	12,223,758
AAA	6,000		Wtr. Dev. Auth. Facs. PCRB, Dayton Pwr. & Lt. Proj., Ser. A, 4.80%, 1/01/34, FGIC	07/15 @ 100	5,927,460

					18,151,218

			Pennsylvania—2.7%
BBB	5,000		Lebanon Cnty. Hlth. Facs. Auth. RB, Good Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12 @ 101	5,310,650
AAA	5,200	[3]	Philadelphia Gas Wks. RB, Ser. 3, 5.125%, 8/01/11, FSA	N/A	5,527,080

					10,837,730

			South Carolina—7.9%
AAA	5,000		Pub. Svc. Auth. RB, Ser. B, 5.50%, 1/01/36, FSA	01/12 @ 100	5,307,050
			Transp. Infrastructure Bank RB,
AAA	12,750		Ser. A, 5.00%, 10/01/33, AMBAC	10/12 @ 100	13,033,177
AAA	12,660		Ser. B, 5.125%, 10/01/26, AMBAC	10/11 @ 100	13,181,972

					31,522,199

			Tennessee—4.0%
			Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd. Hosp. Facs. RB,
AAA	11,705		Ser. A, Zero Coupon, 1/01/22, FSA	01/13 @ 59.566	4,962,920
AAA	9,260		Ser. A, Zero Coupon, 1/01/23, FSA	01/13 @ 56.016	3,685,202
AAA	8,500		Ser. A, Zero Coupon, 1/01/24, FSA	01/13 @ 52.749	3,179,340
AAA	6,850		Ser. A, Zero Coupon, 1/01/25, FSA	01/13 @ 49.712	2,414,625
AAA	5,000		Ser. A, Zero Coupon, 1/01/26, FSA	01/13 @ 46.781	1,655,400

					15,897,487

			Texas—26.9%
AAA	10,030		Coppell Indpt. Sch. Dist. GO, Zero Coupon, 8/15/30	No Opt. Call	3,029,461
AAA	2,350		Dallas Area Rapid Trans. RB, 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,392,841
			Harris Cnty. Sports Auth. RB,
AAA	26,890		Ser. A-3, Zero Coupon, 11/15/38, MBIA	11/24 @ 43.826	4,539,301
AAA	27,675		Ser. A-3, Zero Coupon, 11/15/39, MBIA	11/24 @ 41.258	4,390,362
AAA	5,785		Ser. H, Zero Coupon, 11/15/38, MBIA	11/31 @ 64.91	1,006,995
AAA	6,160		Ser. H, Zero Coupon, 11/15/39, MBIA	11/31 @ 60.976	1,004,819
			Harris Cnty.,
AAA	7,485		GO, Zero Coupon, 8/15/25, MBIA	No Opt. Call	2,961,141
AAA	10,915		GO, Zero Coupon, 8/15/28, MBIA	No Opt. Call	3,671,369
AAA	5,510		RB, Toll Rd. Proj., 5.00%, 8/15/30, FSA	08/12 @ 100	5,633,204
AAA	6,000		Lower Colorado Riv. Auth. RB, 4.75%, 5/15/36, AMBAC	05/11 @ 100	5,924,280
AAA	1,045		Montgomery Cnty. Mun. Util. Dist. No. 46, Wtr. Wks. & Swr. Sys. GO, 4.75%, 3/01/30, MBIA	03/14 @ 100	1,037,570
AAA	9,500		Northside Indpt. Sch. Dist. Sch. Bldg. GO, 5.125%, 6/15/29	06/14 @ 100	9,863,755
AAA	3,000		Pearland GO, 4.75%, 3/01/29, FGIC	03/16 @ 100	2,987,400
			San Antonio Wtr. RB,
AAA	9,350		5.125%, 5/15/29, FGIC	05/14 @ 100	9,723,813
AAA	10,000		5.125%, 5/15/34, FGIC	05/14 @ 100	10,352,500
AAA	35,290		Tpke. Auth. Central Sys. RB, Ser. A, 5.00%, 8/15/42, AMBAC	08/12 @ 100	35,737,477
BBB+	3,000		Tyler Cnty. Hlth. Facs. Dev. RB, Mother Frances Hosp. Proj., 6.00%, 7/01/31	07/12 @ 100	3,160,140

					107,416,428

BlackRock Insured Municipal Income Trust (BYM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Virginia—1.9%
			Chesterfield Cnty. Indl. Dev. Auth. PCRB, Elec. & Pwr. Co. Proj.,
Baa1	$ 3,000		Ser. A, 5.875%, 6/01/17	11/10 @ 102	$ 3,253,350
Baa1	4,000		Ser. B, 5.875%, 6/01/17	11/10 @ 102	4,337,800

					7,591,150

			Washington—8.6%
AAA	9,610		Central Washington Univ. Sys. RB, 5.00%, 5/01/34, FGIC	05/14 @ 100	9,836,315
AAA	3,655		Chelan Cnty. Pub. Util. Dist. 1 RB, Chelan Hydro Sys. Proj., Ser. C, 5.125%, 7/01/33, AMBAC	07/12 @ 100	3,759,423
AAA	4,500		Port of Seattle RB, Ser. A, 5.00%, 4/01/31, FGIC	10/11 @ 100	4,600,890
AAA	9,500		Seattle GO, Ser. F, 5.125%, 12/15/28, MBIA	12/08 @ 100	9,717,740
AAA	6,380		Washington GO, Ser. A, 5.00%, 7/01/25, FSA	07/11 @ 100	6,549,198

					34,463,566

			West Virginia—0.3%
AAA	1,295		Econ. Dev. Auth. RB, Correctional Juvenile Safety Proj., Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,336,285

			Total Long-Term Investments (cost $584,188,155)		608,699,180

			SHORT-TERM INVESTMENTS—4.8%
			Tennessee—0.1%
VMIG1	500	[5]	Montgomery Cnty. Pub. Bldg. Auth. RB, 3.58%, 6/01/06, FRDD	N/A	500,000

			Nebraska—3.7%
A-1+	14,799	[5]	American Pub. Energy Agcy. Gas Sply. RB, Ser. A, 3.50%, 6/01/06, FRWD	N/A	14,799,000

	Shares
	(000)

			Money Market Funds—1.0%
NR	3,900		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	3,900,000

			Total Short-Term Investments (cost $19,199,000)		19,199,000

			Total Investments—157.1% (cost $603,387,1556)		$ 627,898,180
			Other assets in excess of liabilities—0.2%		710,346
			Preferred shares at redemption value, including dividends payable—(57.3)%		(229,045,725)

			Net Assets Applicable to Common Shareholders—100%		$ 399,562,801

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security pledged as collateral.
[5]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of May 31, 2006.
[6]	Cost for Federal income tax purposes is $603,368,017. The net unrealized appreciation on a tax basis is $24,530,163, consisting of $25,307,678 gross unrealized appreciation and $777,515 gross unrealized depreciation.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 82.7% of the Trust’s managed assets. The Trust had the following insurance concentrations:

AMBAC	—	24.2%
FGIC	—	19.0%
FSA	—	18.7%
MBIA	—	20.2%
Other	—	0.6%

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCRB	—	Pollution Control Revenue Bond
FRWD	—	Floating Rate Weekly Demand	RB	—	Revenue Bond
FSA	—	Financial Security Assurance

Item 2. Controls and Procedures.
(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                BlackRock Insured Municipal Income Trust

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/   Robert S. Kapito
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: July 26, 2006

By:       /s/   Henry Gabbay
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: July 26, 2006